Restructuring charges	12 Months Ended
Dec. 31, 2013
Restructuring charges [Abstract]
Restructuring charges
12. RESTRUCTURING CHARGES

The Company recorded restructuring costs of $31.7 million ($22.0 million after tax) in 2013 related to the 2013 restructuring program to relocate the Flavors & Fragrances Group headquarters to Chicago, as well as a profit improvement plan across all segments of the Company.

Detail of the 2013 restructuring costs and the line items in which it was recorded in the Corporate & Other segment are as follows:

	Selling &	Cost of
(in thousands)	Administrative	Products Sold	Total
Employee separations	$18,081	$—	$18,081
Long-lived asset impairment	4,176	—	4,176
Gain on asset sales	(3,019)		(3,019)
Write-down of inventory	—	1,840	1,840
Other costs	10,657	—	10,657
Total	$29,895	$1,840	$31,735

The following table summarizes the 2013 restructuring costs by segment:

(in thousands)	2013
Flavors	$22,284
Color	7,065
Corporate & Other	2,386
Total	$31,735

The Company does not expect restructuring costs in 2014 to be material.
The following table summarizes the accrual for the restructuring and other charges for the twelve months ended December 31, 2013, which is recorded in Other accrued expenses:

	Employee	Assets Related
(in thousands)	Separations	and Other	Total

Balance as of December 31, 2012	$—	$—	$—
Restructuring costs	18,081	13,654	31,735
Gain on sale of assets	—	3,019	3,019
Cash spent	(13,505)	(9,069)	(22,574)
Reduction of assets	—	(6,016)	(6,016)
Translation adjustment	(14)	—	(14)

Balance as of December 31, 2013	$4,562	$1,588	$6,150

In the fourth quarter of 2011, the company recorded a restructuring charge of $4.8 million ($3.7 million net of tax) related to a plan to improve the profitability and efficiency of selected operations. The restructuring charge mainly included severance and other employee separation costs. In 2012, approximately $1.8 million of payments were applied to the restructuring reserve.